Fiduciary activities and management funds (Tables)	12 Months Ended
Dec. 31, 2024
Fiduciary Activities and Management of Funds [Abstract]
Summary of managed off-balance sheet financial assets

As of December 31, 2024 and 2023, the value of the managed off-balance sheet financial assets is as follows:

	2024	2023
	S/(000)	S/(000)
Investment funds	19,534,337	17,829,262
Mutual funds	7,926,478	5,352,241
Total	27,460,815	23,181,503